Shareholder Report	12 Months Ended	26 Months Ended	77 Months Ended	82 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total Market Index Fund
Class Name	Fidelity® Total Market Index Fund
Trading Symbol	FSKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+57%). Industrials, which gained approximately 34%, also helped, benefiting from the capital goods industry (+48%), as did communication services, which advanced about 29%, lifted by the media & entertainment industry (+33%). The health care sector rose 11%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+22%), while energy gained roughly 28% and consumer discretionary advanced approximately 7%. Other contributors included the consumer staples (+11%), materials (+26%), utilities (+24%), financials (+1%) and real estate (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment category. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment category, boosted the fund. Lastly, Apple, within the technology hardware & equipment industry, gained approximately 10% and also helped.
•Conversely, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services category. Salesforce (-34%), Accenture (-39%) and Servicenow (-42%), within the software & services industry, hindered the fund. Lastly, Fiserv, within the financial services group, returned about -74% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Total Market Index Fund $10,000 $12,632 $14,684 $15,421 $16,465 $22,310 $24,974 $22,922 $29,492 $34,653 $40,515 Dow Jones U.S. Total Stock Market Index℠ $10,000 $12,626 $14,675 $15,408 $16,451 $22,292 $24,952 $22,898 $29,446 $34,601 $40,455 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Total Market Index Fund 16.92% 12.67% 15.02% Dow Jones U.S. Total Stock Market Index℠ 16.92% 12.66% 15.00% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 124,740,246,922	$ 124,740,246,922	$ 124,740,246,922	$ 124,740,246,922
Holdings Count | shares	3,774	3,774	3,774	3,774
Advisory Fees Paid, Amount	$ 16,708,241
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$124,740,246,922
Number of Holdings	3,774
Total Advisory Fee	$16,708,241
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.7 Industrials 10.6 Health Care 10.3 Consumer Discretionary 9.9 Communication Services 9.7 Consumer Staples 5.1 Energy 3.6 Materials 2.4 Utilities 2.4 Real Estate 2.4 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.6 Switzerland 0.2 Netherlands 0.2 Canada 0.0 United Kingdom 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Switzerland - 0.2 Netherlands - 0.2 Canada - 0.0 United Kingdom - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 6.0 Microsoft Corp 4.5 Amazon.com Inc 3.1 Alphabet Inc Class A 2.8 Broadcom Inc 2.4 Alphabet Inc Class C 2.2 Meta Platforms Inc Class A 2.2 Tesla Inc 1.7 Berkshire Hathaway Inc Class B 1.5 33.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Total Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Total Market Index Fund
Class Name	Fidelity® Series Total Market Index Fund
Trading Symbol	FCFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+57%). Industrials, which gained about 34%, also helped, benefiting from the capital goods industry (+48%), as did communication services, which advanced roughly 30%, lifted by the media & entertainment industry (+33%). The health care sector rose 11%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+22%), while energy gained approximately 28% and consumer discretionary advanced 7%. Other contributors included the consumer staples (+11%), materials (+26%), utilities (+24%), financials (+1%) and real estate (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment industry. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), within the semiconductors & semiconductor equipment group, boosted the fund. Lastly, in technology hardware & equipment, Apple (+10%) also helped.
•Conversely, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services industry. Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services category, hurt the fund's performance. Lastly, in financial services, Fiserv (-74%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 26, 2019 through February 28, 2026. Initial investment of $10,000. Fidelity® Series Total Market Index Fund $10,000 $10,138 $13,743 $15,375 $14,116 $18,167 $21,343 $24,957 Dow Jones U.S. Total Stock Market Index℠ $10,000 $10,141 $13,741 $15,381 $14,115 $18,151 $21,329 $24,937 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Total Market Index Fund 16.94% 12.67% 14.29% Dow Jones U.S. Total Stock Market Index℠ 16.92% 12.66% 14.27% A From April 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Apr. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 101,014,831,972	$ 101,014,831,972	$ 101,014,831,972	$ 101,014,831,972
Holdings Count | shares	3,888	3,888	3,888	3,888
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$101,014,831,972
Number of Holdings	3,888
Total Advisory Fee	$0
Portfolio Turnover	11%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.8 Financials 12.7 Industrials 10.6 Health Care 10.3 Consumer Discretionary 9.9 Communication Services 9.7 Consumer Staples 5.1 Energy 3.6 Materials 2.4 Utilities 2.4 Real Estate 2.4 Common Stocks 99.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.6 Switzerland 0.2 Netherlands 0.2 Canada 0.0 United Kingdom 0.0 Korea (South) 0.0 Thailand 0.0 Puerto Rico 0.0 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Switzerland - 0.2 Netherlands - 0.2 Canada - 0.0 United Kingdom - 0.0 Korea (South) - 0.0 Thailand - 0.0 Puerto Rico - 0.0 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.6 Apple Inc 6.0 Microsoft Corp 4.5 Amazon.com Inc 3.1 Alphabet Inc Class A 2.8 Broadcom Inc 2.4 Alphabet Inc Class C 2.2 Meta Platforms Inc Class A 2.2 Tesla Inc 1.7 Berkshire Hathaway Inc Class B 1.5 33.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Index Fund
Class Name	Fidelity® International Index Fund
Trading Symbol	FSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, Europe ex U.K. gained 31% and contributed most to the fund's performance for the fiscal year, followed by Japan (+44%).
•By sector, financials gained 46% and contributed most. Industrials, which gained roughly 50%, also helped, benefiting from the capital goods industry (+62%), as did information technology, which advanced 37%, lifted by the semiconductors & semiconductor equipment industry (+102%). The materials sector rose approximately 44%, while health care gained about 18% and consumer staples advanced 26%. Other contributors included the utilities (+65%), energy (+40%), consumer discretionary (+9%), real estate (+42%) and communication services (+15%) sectors.
•Conversely, the United States returned -2% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was ASML Holding (+109%), from the semiconductors & semiconductor equipment industry. HSBC Holdings (+69%), from the banks category, helped. Novartis (+61%) and Roche Holding (+47%), from the pharmaceuticals, biotechnology & life sciences category, helped. Lastly, in capital goods, Siemens Energy (+246%) also helped.
•In contrast, the biggest detractor was Novo Nordisk (-57%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same category, CSL returned -34% and hurt the fund. SAP (-26%), a stock in the software & services category, hurt the fund's performance. Lastly, RELX (-26%) and Recruit Holdings (-24%), from the commercial & professional services category, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® International Index Fund $10,000 $11,585 $13,881 $13,128 $13,204 $16,039 $16,490 $15,984 $18,376 $20,117 $27,023 MSCI EAFE Index $10,000 $11,598 $13,961 $13,147 $13,101 $16,073 $16,560 $16,073 $18,429 $20,093 $27,126 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Index Fund 34.33% 11.00% 10.45% MSCI EAFE Index 35.01% 11.03% 10.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 83,116,930,580	$ 83,116,930,580	$ 83,116,930,580	$ 83,116,930,580
Holdings Count | shares	700	700	700	700
Advisory Fees Paid, Amount	$ 23,347,556
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$83,116,930,580
Number of Holdings	700
Total Advisory Fee	$23,347,556
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.4 Industrials 20.0 Health Care 10.9 Consumer Discretionary 8.8 Information Technology 8.4 Consumer Staples 7.3 Materials 6.0 Communication Services 4.1 Utilities 3.8 Energy 3.0 Real Estate 1.7 Common Stocks 97.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 Japan 22.9 United Kingdom 11.0 United States 10.9 Germany 9.0 France 8.5 Australia 7.3 Netherlands 4.7 Switzerland 4.6 Spain 3.6 Others 17.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.9 United Kingdom - 11.0 United States - 10.9 Germany - 9.0 France - 8.5 Australia - 7.3 Netherlands - 4.7 Switzerland - 4.6 Spain - 3.6 Others - 17.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.5 Roche Holding AG non-voting shares 1.5 Astrazeneca PLC 1.4 HSBC Holdings PLC 1.4 Novartis AG 1.4 Nestle SA 1.2 Shell PLC 1.1 Toyota Motor Corp 1.1 Siemens AG 1.1 SAP SE 1.0 13.7
Fidelity Flex 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® 500 Index Fund
Class Name	Fidelity Flex® 500 Index Fund
Trading Symbol	FDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+59%). Communication services, which gained roughly 30%, also helped, benefiting from the media & entertainment industry (+33%), as did industrials, which advanced about 31%, lifted by the capital goods industry (+46%). The health care sector rose 9%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+19%), while energy gained 27% and consumer discretionary advanced 7%. Other contributors included the consumer staples (+12%), utilities (+24%), materials (+25%) and real estate (+7%) sectors.
•Conversely, financials returned 0% and detracted most. This group was hampered by the financial services industry (-5%).
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment group. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment group, helped. Lastly, Apple (+10%), a stock in the technology hardware & equipment industry, also helped.
•In contrast, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services group. In financial services, Fiserv (-74%) hindered the fund. Lastly, Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services industry, also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through February 28, 2026. Initial investment of $10,000. Fidelity Flex® 500 Index Fund $10,000 $11,691 $12,236 $13,248 $17,395 $20,245 $18,680 $24,376 $28,858 $33,577 Fidelity Flex 500 Linked Index℠ $10,000 $11,696 $12,243 $13,246 $17,391 $20,242 $18,685 $24,375 $28,861 $33,573 Fidelity U.S. Large Cap Index℠ $10,000 $11,691 $12,237 $13,296 $17,738 $20,298 $18,594 $24,411 $28,973 $33,781 S&P 500® Index $10,000 $11,696 $12,243 $13,246 $17,391 $20,242 $18,685 $24,375 $28,861 $33,765 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Large Cap Index℠.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity Flex® 500 Index Fund A 16.35% 14.06% 14.44% Fidelity Flex 500 Linked Index℠ A 16.33% 14.06% 14.44% Fidelity U.S. Large Cap Index℠ B 16.59% 13.75% n/a S&P 500® Index A 16.99% 14.19% 14.51% A From March 9, 2017B From August 6, 2018 Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Large Cap Index℠. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 06, 2018	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,153,311,145	$ 8,153,311,145	$ 8,153,311,145	$ 8,153,311,145
Holdings Count | shares	512	512	512	512
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$8,153,311,145
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 12.4 Communication Services 10.5 Health Care 9.9 Consumer Discretionary 9.8 Industrials 9.2 Consumer Staples 5.3 Energy 3.5 Utilities 2.4 Materials 2.2 Real Estate 1.9 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.8 Switzerland 0.1 Netherlands 0.1 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 6.7 Microsoft Corp 5.0 Amazon.com Inc 3.4 Alphabet Inc Class A 3.1 Broadcom Inc 2.6 Alphabet Inc Class C 2.4 Meta Platforms Inc Class A 2.4 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.6 36.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its investment objective during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Objectives [Text Block]	The fund modified its investment objective during the reporting period.
Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Extended Market Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Extended Market Index Fund
Class Name	Fidelity® Extended Market Index Fund
Trading Symbol	FSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 40% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+57%). Health care, which gained 22%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+37%), as did information technology, which advanced roughly 10%, lifted by the technology hardware & equipment industry (+101%). The materials sector rose 35%, while financials gained 7% and energy advanced 30%. Other contributors included the utilities (+22%), real estate (+6%), consumer staples (+4%) and communication services (+1%) sectors.
•In contrast, consumer discretionary returned -1% and detracted most. This group was hampered by the consumer services industry (-22%).
•Turning to individual stocks, the top contributor was AppLovin (+99%), from the software & services industry. In capital goods, Vertiv Holdings gained 168% and lifted the fund. Robinhood Markets, within the financial services category, gained 149% and boosted the fund. Lastly, Lumentum Holdings (+896%) and Coherent (+244%), from the technology hardware & equipment industry, also lifted the fund.
•Conversely, the biggest detractor was Strategy (-49%), from the software & services group. From the same group, Atlassian (-74%) and HubSpot (-63%) hurt the fund's performance. Flutter Entertainment (-62%), from the consumer services category, hurt the fund. Lastly, Coupang, within the consumer discretionary distribution & retail industry, returned -42% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Extended Market Index Fund $10,000 $13,258 $14,895 $15,903 $15,903 $24,845 $23,210 $20,710 $24,650 $27,554 $32,114 Dow Jones U.S. Completion Total Stock Market Index℠ $10,000 $13,227 $14,845 $15,816 $15,810 $24,696 $23,056 $20,530 $24,370 $27,221 $31,701 Dow Jones U.S. Total Stock Market Index℠ $10,000 $12,626 $14,675 $15,408 $16,451 $22,292 $24,952 $22,898 $29,446 $34,601 $40,455 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Extended Market Index Fund 16.55% 5.27% 12.38% Dow Jones U.S. Completion Total Stock Market Index℠ 16.46% 5.12% 12.23% Dow Jones U.S. Total Stock Market Index℠ 16.92% 12.66% 15.00% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 40,966,151,768	$ 40,966,151,768	$ 40,966,151,768	$ 40,966,151,768
Holdings Count | shares	3,394	3,394	3,394	3,394
Advisory Fees Paid, Amount	$ 13,695,041
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$40,966,151,768
Number of Holdings	3,394
Total Advisory Fee	$13,695,041
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.7 Information Technology 17.0 Financials 15.0 Health Care 13.5 Consumer Discretionary 9.7 Real Estate 5.3 Materials 4.8 Energy 4.5 Communication Services 3.5 Consumer Staples 2.8 Utilities 2.0 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.7 Canada 0.5 United Kingdom 0.4 Korea (South) 0.3 Thailand 0.3 Puerto Rico 0.2 Bermuda 0.2 Switzerland 0.1 Sweden 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.7 Canada - 0.5 United Kingdom - 0.4 Korea (South) - 0.3 Thailand - 0.3 Puerto Rico - 0.2 Bermuda - 0.2 Switzerland - 0.1 Sweden - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Vertiv Holdings Co Class A 1.3 Marvell Technology Inc 1.0 Snowflake Inc 0.8 Cloudflare Inc Class A 0.8 Ferguson Enterprises Inc 0.8 Cheniere Energy Inc 0.7 Lumentum Holdings Inc 0.7 ROBLOX Corp Class A 0.7 Alnylam Pharmaceuticals Inc 0.7 Coherent Corp 0.6 8.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® 500 Index Fund
Class Name	Fidelity® 500 Index Fund
Trading Symbol	FXAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 22% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+59%). Communication services, which gained 31%, also helped, benefiting from the media & entertainment industry (+35%), as did industrials, which advanced 32%, lifted by the capital goods industry (+46%). The health care sector rose approximately 9%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+20%), while energy gained 28% and consumer discretionary advanced 8%. Other contributors included the consumer staples (+12%), utilities (+24%), materials (+23%) and real estate (+6%) sectors.
•Conversely, financials returned 0% and detracted most. This group was hampered by the financial services industry (-5%).
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment group. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, Apple (+10%), a stock in the technology hardware & equipment industry, also lifted the fund.
•In contrast, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services group. Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services industry, hurt the fund's performance. Lastly, in financial services, Fiserv (-74%) also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® 500 Index Fund $10,000 $12,497 $14,631 $15,314 $16,567 $21,750 $25,312 $23,360 $30,473 $36,076 $42,201 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® 500 Index Fund 16.98% 14.18% 15.49% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 749,388,741,879	$ 749,388,741,879	$ 749,388,741,879	$ 749,388,741,879
Holdings Count | shares	507	507	507	507
Advisory Fees Paid, Amount	$ 100,122,551
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$749,388,741,879
Number of Holdings	507
Total Advisory Fee	$100,122,551
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.5 Financials 12.5 Communication Services 10.5 Consumer Discretionary 9.9 Health Care 9.8 Industrials 9.2 Consumer Staples 5.4 Energy 3.5 Utilities 2.5 Materials 2.1 Real Estate 2.0 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.8 Switzerland 0.1 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Switzerland - 0.1 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.4 Apple Inc 6.6 Microsoft Corp 5.1 Amazon.com Inc 3.5 Alphabet Inc Class A 3.1 Broadcom Inc 2.7 Alphabet Inc Class C 2.5 Meta Platforms Inc Class A 2.4 Tesla Inc 1.9 Berkshire Hathaway Inc Class B 1.7 36.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Large Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Large Cap Focused Index Fund
Class Name	Fidelity Flex® Large Cap Focused Index Fund
Trading Symbol	FXLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period July 24, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology returned -8% and detracted most from the fund's performance for the fiscal year. This group was hampered by the software & services industry (-20%). Financials (-3%) also hurt, hampered by the financial services industry (-5%). Other detractors were the communication services (-1%) sector, held back by the media & entertainment industry (-3%), and the consumer discretionary (-1%) sector, especially the consumer discretionary distribution & retail industry (-4%).
•Conversely, industrials gained approximately 13% and contributed most, driven by the capital goods industry (+17%). Energy stocks also helped, gaining 22%. The consumer staples sector rose roughly 13%. Materials (+21%) also contributed. Other contributors included the health care (+2%), real estate (+8%) and utilities (+3%) sectors.
•Turning to individual stocks, the biggest detractor was Microsoft (-20%), from the software & services category. From the same group, Oracle (-28%) hurt the fund. Broadcom (-21%), from the semiconductors & semiconductor equipment category, hindered the fund. In consumer discretionary distribution & retail, Amazon.com returned -10% and hurt the fund. Lastly, Apple (-5%), from the technology hardware & equipment industry, also hurt the fund's performance.
•In contrast, the biggest contributor was Lam Research (+50%), from the semiconductors & semiconductor equipment category. From the same industry, KLA (+30%) and Analog Devices (+35%) helped. Newmont, within the materials sector, gained roughly 43% and helped. Lastly, Chevron (+25%), a stock in the energy sector, also boosted the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 24, 2025 through February 28, 2026. Initial investment of $10,000. Fidelity Flex® Large Cap Focused Index Fund $10,000 $10,776 Fidelity U.S. Large Cap Focused Index℠ $10,000 $10,769 S&P 500® Index $10,000 $10,890 2025 2026
Average Annual Return [Table Text Block]	Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 190,374,600	$ 190,374,600	$ 190,374,600	$ 190,374,600
Holdings Count | shares	191	191	191	191
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$190,374,600
Number of Holdings	191
Total Advisory Fee	$0
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Financials 12.4 Communication Services 10.6 Consumer Discretionary 10.1 Health Care 10.0 Industrials 9.3 Consumer Staples 5.4 Energy 3.5 Utilities 2.4 Materials 2.1 Real Estate 1.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.6 Switzerland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Switzerland - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.0 Apple Inc 6.3 Microsoft Corp 5.2 Alphabet Inc Class A 3.6 Amazon.com Inc 3.1 Broadcom Inc 3.0 Tesla Inc 2.3 Meta Platforms Inc Class A 2.1 Alphabet Inc Class C 2.0 JPMorgan Chase & Co 1.7 36.3